Employee Benefits (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Notes to Financial Statements
Savings/profit sharing plan company contribution	$ 669,000	$ 632,000	$ 612,000
Management Security Plan expense	161,000	150,000	143,000
Management Security Plan accrued benefit	1,232,000	1,169,000
Accrued postretirement benefit obligation	361,000	334,000
Net periodic postretirement benefit cost	$ 5,000	$ 18,000	$ 12,000
Net periodic postretirement benefit cost discount rate	4.00%	5.00%	5.50%
Accumulated postretirement benefit obligation discount rate	4.00%	5.00%	5.50%